Employee Benefits (Details 5)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
CHILE
IfrsStatementLineItems [Line Items]
Annual interest rate	7.35%	6.34%
Voluntary employee turnover rate	4.03%	4.03%
Company's needs rotation rate	6.01%	6.01%
Salary increase	3.07%	3.07%
CHILE | Officers [Member]
IfrsStatementLineItems [Line Items]
Actuarial assumption of retirement age	60 years	60 years
CHILE | Other Employees Male [Member]
IfrsStatementLineItems [Line Items]
Actuarial assumption of retirement age	65 years	65 years
CHILE | Other Employees Female [Member]
IfrsStatementLineItems [Line Items]
Actuarial assumption of retirement age	60 years	60 years
ARGENTINA
IfrsStatementLineItems [Line Items]
Annual interest rate	214.08%	111.68%
Voluntary employee turnover rate	50.00%	50.00%
Company's needs rotation rate	50.00%	50.00%
Salary increase	196.33%	99.70%
ARGENTINA | Officers [Member]
IfrsStatementLineItems [Line Items]
Actuarial assumption of retirement age	60 years	60 years
ARGENTINA | Other Employees Male [Member]
IfrsStatementLineItems [Line Items]
Actuarial assumption of retirement age	65 years	65 years
ARGENTINA | Other Employees Female [Member]
IfrsStatementLineItems [Line Items]
Actuarial assumption of retirement age	60 years	60 years